Defined Benefit Pension Plans (Tables)	12 Months Ended
Jul. 02, 2011
Defined Benefit Pension Plans
Schedule Of Weighted Average Actuarial Assumptions

	2011	2010	2009
U.S. Plans
Net periodic benefit cost
Discount rate	5.4%	6.5%	6.7%
Long-term rate of return on plan assets	7.3	7.6	7.5
Rate of compensation increase	NA	3.5	3.8
Plan obligations
Discount rate	5.6%	5.4%	6.5%
Rate of compensation increase	NA	NA	3.5
International Plans
Net periodic benefit cost
Discount rate	5.2%	6.4%	6.1%
Long-term rate of return on plan assets	6.7	6.6	6.7
Rate of compensation increase	3.3	3.3	3.3
Plan obligations
Discount rate	5.6%	5.2%	6.4%
Rate of compensation increase	3.1	3.3	3.3

Components Of Net Periodic Benefit Cost

In millions	2011	2010	2009
U.S. Plans
Components of defined benefit net periodic benefit cost
Service cost	$7	$17	$21
Interest cost	73	74	69
Expected return on assets	(80)	(65)	(66)
Amortization of prior service cost	1	(2)	–
Net actuarial loss	12	33	(1)
Net periodic benefit cost	$13	$57	$23
International Plans
Components of defined benefit net periodic benefit cost
Service cost	$32	$31	$30
Interest cost	161	166	166
Expected return on assets	(198)	(176)	(180)
Amortization of prior service cost	5	7	8
Net actuarial loss	23	14	12
Net periodic benefit cost	$23	$42	$36

Schedule Of Funded Status Of Defined Benefit Pension Plans

	U.S. Plans		International Plans
In millions	2011	2010	2011	2010
Projected benefit obligation
Beginning of year	$1,372	$1,172	$2,963	$2,689
Service cost	7	17	35	37
Interest cost	73	74	161	166
Plan amendments/other	8	–	(24)	–
Benefits paid	(63)	(63)	(151)	(143)
Participant contributions	–	–	2	3
Actuarial (gain) loss	(27)	207	(169)	500
Divestitures	–	–	(8)	–
Settlement/curtailment	–	(35)	(6)	(10)
Foreign exchange	–	–	310	(279)
End of year	$1,370	$1,372	$3,113	$2,963
Fair value of plan assets
Beginning of year	$1,127	$857	$2,760	$2,652
Actual return on plan assets	179	177	241	397
Employer contributions	6	156	118	117
Participant contributions	–	–	2	3
Benefits paid	(63)	(63)	(151)	(143)
Divestitures	–	–	(5)	–
Settlement	–	–	–	(3)
Foreign exchange	–	–	307	(263)
End of year	1,249	1,127	3,272	2,760
Funded status	$(121)	$(245)	$159	$(203)
Amounts recognized on the consolidated balance sheets
Noncurrent asset	$7	$–	$258	$7
Accrued liabilities	(6)	(5)	(3)	(1)
Pension obligation	(122)	(240)	(96)	(209)
Net asset (liability) recognized	$(121)	$(245)	$159	$(203)
Amounts recognized in accumulated other comprehensive income
Unamortized prior service cost	$7	$4	$20	$45
Unamortized actuarial loss, net	215	353	500	679
Total	$222	$357	$520	$724

Schedule Of Accumulated Benefit Obligation And Fair Value Of Plan Assets

In millions	2011	2010
U.S. Plans
Projected benefit obligation	$1,113	$1,372
Accumulated benefit obligation	1,113	1,372
Fair value of plan assets	987	1,127
International Plans
Projected benefit obligation	$294	$1,466
Accumulated benefit obligation	283	1,439
Fair value of plan assets	206	1,268

Schedule Of Fair Value Of Pension Plan Assets

		Quoted
		Prices in
		Active	Significant
		Market for	Other
		Identical	Observable
	Total Fair	Assets	Inputs
In millions	Value	(Level 1)	(Level 2)
Equity securities
Non-U.S. securities – pooled funds	$875	$875	$–
Fixed income securities
Government bonds	804	804	–
Corporate bonds	1,000	1,000	–
U.S. pooled funds	157	157	–
Non-U.S. pooled funds	1,247	665	582
Total fixed income securities	3,208	2,626	582
Real estate	93	93	–
Cash and equivalents	121	121	–
Derivatives	49	61	(12)
Other	175	175	–
Total fair value of assets	$4,521	$3,951	$570

Percentage Allocation Of Pension Plan Assets

	2011	2010
U.S. Plans
Asset category
Equity securities	3%	4%
Debt securities	89	84
Real estate	2	2
Cash and other	6	10
Total	100%	100%
International Plans
Asset category
Equity securities	25%	22%
Debt securities	66	69
Real estate	2	3
Cash and other	7	6
Total	100%	100%